SCHEDULE OF CONCENTRATION RISK (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025		Jun. 30, 2024
Concentration Risk [Line Items]
Customer B					$ 0		$ 0
Vendor B	$ 296,093	$ 155	$ 298,314	$ 59,303	51,789		62,978
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Customer B				$ 125,120	$ 125,120		$ 62,560
Concentration Risk, Percentage				97.00%	94.00%		64.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Customer B			$ 460,000			[1]	$ 25,441	[1]
Concentration Risk, Percentage			99.00%			[1]	26.30%	[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				18.00%
Vendor B				$ 8,800
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			99.00%
Vendor B			$ 296,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Customer B					$ 187,314		$ 62,560
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Customer B	460,000		460,000			[1]	$ 25,441	[1]
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Vendor A	$ 4,400		$ 4,400		$ 8,800

[1]	impaired and represents a related party.